Document and Entity Information	12 Months Ended
Aug. 31, 2025
Document and Entity Information [Abstract]
Document Type	DEF 14A
Entity Registrant Name	PURE CYCLE CORPORATION
Entity Central Index Key	0000276720
Amendment Flag	false